UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sector Gamma ASA

Address:   Filipstad Brygge 2, P.O. Box 1994 Vika
           Oslo, Norway 0125


Form 13F File Number: 28-13612


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Tonje Vegarud
Title:  Head of Settlements
Phone:  +47 23012909

Signature,  Place,  and  Date  of  Signing:

/s/ Tonje Vegarud                  Oslo, Norway                       5/13/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              39

Form 13F Information Table Value Total:  $      486,250
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- ---------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ------
ABBOTT LABS                  COM            002824100    33568   637200 SH       SOLE       NONE      637200      0      0
ACORDA THERAPEUTICS INC      COM            00484M106     3420   100000 SH       SOLE       NONE      100000      0      0
AETNA INC NEW                COM            00817Y108    12640   360000 SH       SOLE       NONE      360000      0      0
AFFYMETRIX INC               COM            00826T108     7108   968342 SH       SOLE       NONE      968342      0      0
AMYLIN PHARMACEUTICALS INC   COM            032346108     3823   170000 SH       SOLE       NONE      170000      0      0
AUXILIUM PHARMACEUTICALS INC COM            05334D107     4066   130500 SH       SOLE       NONE      130500      0      0
BARD C R INC                 COM            067383109    18268   210900 SH       SOLE       NONE      210900      0      0
BECKMAN COULTER INC          COM            075811109     6908   110000 SH       SOLE       NONE      110000      0      0
BIOGEN IDEC INC              COM            09062X103    21825   380500 SH       SOLE       NONE      380500      0      0
BRISTOL MYERS SQUIBB CO      COM            110122108    38474  1440981 SH       SOLE       NONE     1440981      0      0
CARDINAL HEALTH INC          COM            14149Y108    21056   584400 SH       SOLE       NONE      584400      0      0
CHARLES RIV LABS INTL INC    COM            159864107    10614   270000 SH       SOLE       NONE      270000      0      0
COVENTRY HEALTH CARE INC     COM            222862104     2472   100000 SH       SOLE       NONE      100000      0      0
CUBIST PHARMACEUTICALS INC   COM            229678107    10362   459700 SH       SOLE       NONE      459700      0      0
CVS CAREMARK CORPORATION     COM            126650100    13125   359000 SH       SOLE       NONE      359000      0      0
LILLY ELI & CO               COM            532457108    45583  1258507 SH       SOLE       NONE     1258507      0      0
ENDO PHARMACEUTICALS HLDGS I COM            29264F205    16417   692996 SH       SOLE       NONE      692996      0      0
FOREST LABS INC              COM            345838106     3450   110000 SH       SOLE       NONE      110000      0      0
GEN-PROBE INC NEW            COM            36866T103    13695   273900 SH       SOLE       NONE      273900      0      0
GENZYME CORP                 COM            372917104    14606   281800 SH       SOLE       NONE      281800      0      0
JAZZ PHARMACEUTICALS INC     COM            472147107      491    45000 SH       SOLE       NONE       45000      0      0
KING PHARMACEUTICALS INC     COM            495582108    11913  1013000 SH       SOLE       NONE     1013000      0      0
LABORATORY CORP AMER HLDGS   COM NEW        50540R409      454     6000 SH       SOLE       NONE        6000      0      0
LIFEPOINT HOSPITALS INC      COM            53219L109     7897   214700 SH       SOLE       NONE      214700      0      0
MYLAN INC                    COM            628530107     5337   235000 SH       SOLE       NONE      235000      0      0
NBTY INC                     COM            628782104     1919    40000 SH       SOLE       NONE       40000      0      0
NUVASIVE INC                 COM            670704105     8814   195000 SH       SOLE       NONE      195000      0      0
OMNICARE INC                 COM            681904108     6351   224500 SH       SOLE       NONE      224500      0      0
ONYX PHARMACEUTICALS INC     COM            683399109    13099   432600 SH       SOLE       NONE      432600      0      0
OSI PHARMACEUTICALS INC      COM            671040103     1120    18800 SH       SOLE       NONE       18800      0      0
PATTERSON COMPANIES INC      COM            703395103     6986   225000 SH       SOLE       NONE      225000      0      0
ST JUDE MED INC              COM            790849103    40451   985401 SH       SOLE       NONE      985401      0      0
STRYKER CORP                 COM            863667101    17074   298392 SH       SOLE       NONE      298392      0      0
COOPER COS INC               COM NEW        216648402     1093    28100 SH       SOLE       NONE       28100      0      0
THERMO FISHER SCIENTIFIC INC COM            883556102    15586   303000 SH       SOLE       NONE      303000      0      0
THORATEC CORP                COM NEW        885175307    14196   424400 SH       SOLE       NONE      424400      0      0
VIROPHARMA INC               COM            928241108    10197   748100 SH       SOLE       NONE      748100      0      0
WATSON PHARMACEUTICALS INC   COM            942683103    21448   513480 SH       SOLE       NONE      513480      0      0
ZYMOGENETICS INC             COM            98985T109      344    60000 SH       SOLE       NONE       60000      0      0
                                                        486250


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